UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8061

Diamond Hill Funds
(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard,
Suite 200,
Columbus, Ohio 43215
(Address of principal executive offices)                (Zip code)

James F. Laird, Jr.,
325 John H. McConnell Boulevard,
Suite 200,
Columbus, Ohio 43215
(Name and address of agent for service)

Registrant's telephone number, including area code: (614) 255-3341

Date of fiscal year end: 12/31

Date of reporting period: 03/31/10

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information  collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Diamond Hill Small Cap Fund
Schedule of Investments
March 31, 2010 (Unaudited)

		Fair
	Shares	Value
Common Stocks — 82.2%
Consumer Discretionary — 8.5%
Aaron's, Inc.<	208,410	$6,948,389
Callaway Golf Co.<	731,916	6,455,499
Corrections Corp. of America*	322,635	6,407,531
Global Sources Ltd.*	447,125	2,910,784
Hillenbrand, Inc.<	353,435	7,772,036
JAKKS Pacific, Inc.*<	438,753	5,725,727
K-Swiss, Inc., Class A*<	457,100	4,781,266
Steiner Leisure Ltd.*<	297,210	13,172,347
		54,173,579
Consumer Staples — 11.0%
American Italian Pasta Co., Class A*<	196,753	7,647,789
Del Monte Foods Co.	670,160	9,784,336
Energizer Holdings, Inc.*	273,635	17,173,332
Flowers Foods, Inc.<	648,640	16,047,354
Hain Celestial Group, Inc., The*<	373,770	6,484,909
Lance, Inc.<	360,530	8,339,059
Ruddick Corp.<	144,970	4,586,851
		70,063,630
Energy — 12.6%
Berry Petroleum Co., Class A<	299,535	8,434,906
Cimarex Energy Co.	373,145	22,157,350
Denbury Resources, Inc.*	608,515	10,265,648
Exterran Holdings, Inc.*<	269,728	6,519,326
Forest Oil Corp.*<	222,020	5,732,556
Hornbeck Offshore Services, Inc.*<	301,525	5,599,319
Southwestern Energy Co.*	178,230	7,257,526
Whiting Petroleum Corp.*<	177,650	14,361,226
		80,327,857
Financial — 23.9%
Alleghany Corp.*<	32,753	9,524,636
Arch Capital Group Ltd.*	63,295	4,826,244
Assurant, Inc.	670,360	23,046,977
Assured Guaranty Ltd.<	1,045,557	22,970,887
City National Corp.<	58,155	3,138,625
First American Corp.<	376,590	12,743,806
First Niagara Financial Group, Inc.	107,800	1,532,916
Hanover Insurance Group, Inc., The<	91,880	4,006,887
Horace Mann Educators Corp.	611,295	9,206,103
Huntington Bancshares, Inc.<	1,305,798	7,012,135
LaSalle Hotel Properties REIT<	79,175	1,844,777
Leucadia National Corp.*	361,645	8,972,412
Mid-America Apartment
Communities, Inc. REIT<	125,069	6,477,324
National Penn Bancshares, Inc.<	659,430	4,550,067
Old Republic International Corp.<	1,324,045	16,788,891
Redwood Trust, Inc. REIT<	326,720	5,038,022
Sterling Bancorp<	106,697	1,072,305
United Fire & Casualty Co.<	261,649	4,707,066
Wilmington Trust Corp.<	314,095	5,204,554
		152,664,634
Health Care — 6.6%
Analogic Corp.<	46,576	1,990,193
inVentiv Health, Inc.*<	174,385	3,916,687
King Pharmaceuticals, Inc.*	743,930	8,748,617
LifePoint Hospitals, Inc.*<	295,725	10,876,766
Res-Care, Inc.*<	832,453	9,981,111
STERIS Corp.<	194,640	6,551,582
		42,064,956
Industrial — 8.9%
AirTran Holdings, Inc.*<	1,266,400	6,433,312
Apogee Enterprises, Inc.<	514,250	8,130,292
BE Aerospace, Inc.*<	42,017	1,279,418
Brink's Co., The	347,570	9,811,901
HUB Group, Inc., Class A*<	228,920	6,405,182
Kaydon Corp.<	106,285	3,996,316
Saia, Inc.*<	367,915	5,106,660
Toro Co.<	196,840	9,678,623
Trinity Industries, Inc.<	296,170	5,911,553
		56,753,257
Information Technology — 6.1%
Alliance Data Systems Corp.*<	183,650	11,751,764
CSG Systems International, Inc.*	209,972	4,401,013
KLA-Tencor Corp.	270,990	8,379,011
Liquidity Services, Inc.*<	101,625	1,172,752

Diamond Hill Small Cap Fund
Schedule of Investments
March 31, 2010 (Unaudited)

		Fair
	Shares	Value
Information Technology — 6.1% continued
Verigy Ltd.*	1,217,055	$13,606,675
		39,311,215
Utilities — 4.6%
Cleco Corp.<	380,650	10,106,257
UGI Corp.	349,690	9,280,772
WGL Holdings, Inc.<	283,864	9,835,888
		29,222,917

Total Common Stocks		524,582,045
Repurchase Agreement — 18.9%
BNP Paribas Securities Corp.,
0.00%, 4/01/10,
Repurchase agreement is
collateralized by various
U.S. Government Agency
securities with a range of
rates from 0%-5%, and
maturities from 7/1/2010
thru 7/13/2037††	121,021,140	121,021,140
Registered Investment Companies — 17.0%
JPMorgan Prime Money
Market Fund-Capital Shares	84,035,716	84,035,716
JPMorgan U.S. Government
Money Market Fund- Capital Shares	24,890,623	24,890,623

Total Registered Investment Company		108,926,339

Total Investment Securities — 118.1%
(Cost $682,215,352)**		754,529,524
Liabilities In Excess Of Other Assets — (18.1%)		(115,521,961)
Net Assets — 100.0%		$639,007,563

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
<	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2010, was $116,968,056.
††	Security position represents collateral for securities loaned with a total market value of $121,021,140.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
March 31, 2010 (Unaudited)

		Fair
	Shares	Value
Common Stocks — 82.2%
Consumer Discretionary — 7.7%
Aaron's, Inc.<	6,820	$227,379
Callaway Golf Co.<	84,100	741,762
Corrections Corp. of America*	30,445	604,638
GameStop Corp., Class A.*<	13,705	300,277
Hillenbrand, Inc.<	24,565	540,184
K-Swiss, Inc., Class A*<	40,500	423,630
Steiner Leisure Ltd.*<	14,645	649,066
		3,486,936
Consumer Staples — 9.8%
American Italian Pasta Co., Class A*<	7,870	305,907
ConAgra Foods, Inc.	45,540	1,141,688
Del Monte Foods Co.	42,990	627,654
Energizer Holdings, Inc.*<	9,350	586,806
Flowers Foods, Inc.<	43,940	1,087,075
Hain Celestial Group, Inc., The*<	26,895	466,628
Ruddick Corp.<	6,820	215,785
		4,431,543
Energy — 17.6%
Berry Petroleum Co., Class A<	22,110	622,618
Cimarex Energy Co.<	32,010	1,900,754
Denbury Resources, Inc.*	57,423	968,726
Energen Corp.	8,460	393,644
Exterran Holdings, Inc.*<	19,555	472,644
Forest Oil Corp.*<	11,025	284,665
Hornbeck Offshore Services, Inc.*<	28,030	520,517
Noble Energy, Inc.	22,100	1,613,300
Southwestern Energy Co.*	20,380	829,874
Whiting Petroleum Corp.*<	4,750	383,990
		7,990,732
Financial — 19.4%
Alleghany Corp.*	2,035	591,749
Allstate Corp.	27,955	903,226
Assurant, Inc.	35,265	1,212,411
Assured Guaranty Ltd.	56,075	1,231,968
City National Corp.<	4,390	236,928
First American Corp.	20,375	689,490
Hanover Insurance Group, Inc., The<	7,300	318,353
Huntington Bancshares, Inc.<	125,974	676,480
Marsh & McLennan Cos., Inc.	22,705	554,456
Mid-America Apartment Communities, Inc. REIT<	4,790	248,074
National Penn Bancshares, Inc.	48,250	332,925
Old Republic International Corp.<	107,245	1,359,867
SunTrust Banks, Inc.	8,845	236,957
United Fire & Casualty Co.	9,714	174,755
		8,767,639
Health Care — 7.3%
Analogic Corp.<	3,665	156,606
Forest Laboratories, Inc.*	29,465	924,022
King Pharmaceuticals, Inc.*	99,340	1,168,238
LifePoint Hospitals, Inc.*<	14,915	548,574
STERIS Corp.<	15,565	523,918
		3,321,358
Industrial — 10.0%
AirTran Holdings, Inc.*<	62,915	319,608
Brink's Co., The	18,010	508,422
Dover Corp.	30,180	1,410,915
Fluor Corp.	11,810	549,283
HUB Group, Inc., Class A*<	18,280	511,475
Parker Hannifin Corp.	7,345	475,515
Toro Co.<	5,855	287,891
Trinity Industries, Inc.<	22,450	448,102
		4,511,211
Information Technology — 5.8%
Alliance Data Systems Corp.*<	10,970	701,970
KLA-Tencor Corp.	29,480	911,522
Verigy Ltd.*	91,740	1,025,653
		2,639,145
Utilities — 4.6%
Cleco Corp.<	22,390	594,454
UGI Corp.	31,790	843,707
WGL Holdings, Inc.	18,565	643,277
		2,081,438
Total Common Stocks		37,230,002

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
March 31, 2010 (Unaudited)

		Fair
	Shares	Value
Utilities — 4.6% continued
Repurchase Agreement — 17.1%
BNP Paribas Securities Corp.,
0.00%, 4/01/10,
Repurchase agreement is
collateralized by various U.S.
Government Agency
securities with a range of rates
from 0%-5%, and maturities
from 7/1/2010 thru
7/13/2037††	7,752,312	7,752,312
Registered Investment Company — 17.9%
JPMorgan U.S. Government Money Market Fund-Capital Shares	8,112,329	$8,112,329
Total Investment Securities — 117.2%
(Cost $46,707,872)**		53,094,643
Liabilities In Excess Of Other Assets — (17.2%)		(7,778,847)
Net Assets — 100.0%		$45,315,796

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
<	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2010, was $7,511,333.
††	Security position represents collateral for securities loaned with a total market value of $7,752,312.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Large Cap Fund
Schedule of Investments
March 31, 2010 (Unaudited)

		Fair
	Shares	Value
Common Stocks — 89.5%
Consumer Discretionary — 3.9%
McDonald's Corp.	246,370	$16,437,806
Wal-Mart Stores, Inc.	302,845	16,838,182
		33,275,988
Consumer Staples — 13.5%
ConAgra Foods, Inc.	652,175	16,350,027
General Mills, Inc.	221,055	15,648,483
Kimberly-Clark Corp.	263,495	16,568,566
PepsiCo, Inc.	383,510	25,373,022
Procter & Gamble Co., The	382,185	24,180,845
Sysco Corp.	581,860	17,164,870
		115,285,813
Energy — 17.7%
Anadarko Petroleum Corp.	450,305	32,795,713
Apache Corp.	359,485	36,487,728
Devon Energy Corp.	468,031	30,155,237
Occidental Petroleum Corp.	406,727	34,384,701
Transocean, Ltd.*<	84,935	7,336,685
XTO Energy, Inc.	216,547	10,216,687
		151,376,751
Financial — 14.3%
Allstate Corp.	240,725	7,777,825
Bank of New York Mellon Corp.	359,811	11,110,964
JPMorgan Chase & Co.	370,330	16,572,267
Marsh & McLennan Cos., Inc.	468,640	11,444,189
Prudential Financial, Inc.	308,880	18,687,240
SunTrust Banks, Inc.<	530,815	14,220,534
Travelers Cos., Inc., The	311,395	16,796,646
U.S. Bancorp	305,450	7,905,046
Wells Fargo & Co.	577,875	17,983,470
		122,498,181
Health Care — 17.3%
Abbott Laboratories	446,275	23,509,767
Baxter International, Inc.	275,305	16,022,751
Johnson & Johnson	313,270	20,425,204
Medtronic, Inc.	662,947	29,852,503
Merck & Co., Inc.	432,755	16,163,399
Pfizer, Inc.	1,469,310	25,198,667
UnitedHealth Group, Inc.	509,920	16,659,086
		147,831,377
Industrial — 12.7%
3M Co.	101,405	8,474,416
Dover Corp.	359,345	16,799,379
Fluor Corp.<	190,390	8,855,039
Illinois Tool Works, Inc.	339,865	16,096,006
Parker Hannifin Corp.<	266,105	17,227,638
Raytheon Co.	196,630	11,231,505
United Technologies Corp.	405,870	29,876,091
		108,560,074
Information Technology — 7.7%
Alliance Data Systems Corp.*<	99,350	6,357,407
Cisco Systems, Inc.*	330,400	8,600,312
Dell, Inc.*	899,595	13,502,921
KLA-Tencor Corp.	557,145	17,226,923
Microsoft Corp.	697,915	20,427,972
		66,115,535
Utilities — 2.4%
Dominion Resources, Inc.<	502,795	20,669,902
Total Common Stocks		765,613,621
Repurchase Agreement — 4.7%
BNP Paribas Securities Corp.,
0.00%, 4/01/10,
Repurchase agreement is
collateralized by various
U.S. Government Agency
securities with a range of
rates from 0%-5%, and
maturities from 7/1/2010
thru 7/13/2037††	40,515,310	40,515,310
Registered Investment Company — 10.2%
JPMorgan Prime Money Market Fund-Capital Shares	87,694,037	87,694,037
Total Investment Securities — 104.4%
(Cost $785,446,115)**		893,822,968
Liabilities In Excess Of Other Assets — (4.4%)		(37,557,611)
Net Assets — 100.0%		$856,265,357

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
<	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2010, was $39,766,275.
††	Security position represents collateral for securities loaned with a total market value of $40,515,310.

See accompanying Notes to Schedule of Investments.

Diamond Hill Select Fund
Schedule of Investments
March 31, 2010 (Unaudited)

		Fair
	Shares	Value
Common Stocks — 88.0%
Consumer Discretionary — 4.3%
McDonald's Corp.	14,630	$976,113
Wal-Mart Stores, Inc.	9,485	527,366
		1,503,479
Consumer Staples — 13.5%
ConAgra Foods, Inc.<	50,973	1,277,893
General Mills, Inc.	9,055	641,003
PepsiCo, Inc.	7,420	490,907
Procter & Gamble Co., The	16,495	1,043,639
Sysco Corp.	43,835	1,293,133
		4,746,575
Energy — 16.5%
Anadarko Petroleum Corp.	15,515	1,129,957
Apache Corp.	11,310	1,147,965
Cimarex Energy Co.<	13,145	780,550
Devon Energy Corp.	13,715	883,657
Exterran Holdings, Inc.*<	22,045	532,828
Occidental Petroleum Corp.	12,265	1,036,883
Southwestern Energy Co.*	7,005	285,244
		5,797,084
Financial — 14.3%
Assurant, Inc.	11,075	380,759
Assured Guaranty Ltd.<	46,515	1,021,935
Prudential Financial, Inc.	13,585	821,892
Travelers Cos., Inc., The<	21,430	1,155,934
U.S. Bancorp<	25,515	660,328
Wells Fargo & Co.	31,215	971,411
		5,012,259
Health Care — 18.3%
Abbott Laboratories	18,700	985,116
Baxter International, Inc.	20,490	1,192,518
Johnson & Johnson	9,800	638,960
Medtronic, Inc.	26,576	1,196,717
Merck & Co., Inc.	18,280	682,758
Pfizer, Inc.	50,830	871,735
UnitedHealth Group, Inc.	26,847	877,091
		6,444,895
Industrial — 11.5%
AirTran Holdings, Inc.*<	37,360	189,789
Dover Corp.<	24,185	1,130,649
Illinois Tool Works, Inc.	21,243	1,006,069
Parker Hannifin Corp.	8,560	554,174
United Technologies Corp.	16,025	1,179,600
		4,060,281
Information Technology — 7.1%
Cisco Systems, Inc.*	17,740	461,772
KLA-Tencor Corp.	19,710	609,433
Microsoft Corp.	31,405	919,225
Verigy Ltd.*	44,405	496,448
		2,486,878
Utilities — 2.5%
Dominion Resources, Inc.<	21,155	869,682
Total Common Stocks		30,921,133
Repurchase Agreement — 9.8%
BNP Paribas Securities Corp.,
0.00%, 4/01/10,
Repurchase agreement is
collateralized by various U.S.
Government Agency
securities with a range of rates
from 0%-5%, and maturities
from 7/1/2010 thru
7/13/2037††	3,458,522	3,458,522
Registered Investment Company — 11.8%
JPMorgan Prime Money Market Fund-Capital Shares	4,155,742	4,155,742
Total Investment Securities — 109.6%
(Cost $33,806,581)**		38,535,397
Liabilities In Excess Of Other Assets — (9.6%)		(3,388,009)
Net Assets — 100.0%		$35,147,388

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
<	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2010, was $3,386,706.
††	Security position represents collateral for securities loaned with a total market value of $3,458,522.

See accompanying Notes to Schedule of Investments

Diamond Hill Long-Short Fund
Schedule of Investments
March 31, 2010 (Unaudited)

		Fair
	Shares	Value
Common Stocks — 90.2%
Consumer Discretionary — 3.9%
McDonald's Corp.†	619,529	$41,334,975
Wal-Mart Stores, Inc.	701,975	39,029,810
		80,364,785
Consumer Staples — 12.5%
ConAgra Foods, Inc.†	1,978,570	49,602,750
General Mills, Inc.†	641,386	45,403,715
PepsiCo, Inc.	935,605	61,899,627
Procter & Gamble Co., The	1,003,195	63,472,148
Sysco Corp.<†	1,183,457	34,911,981
		255,290,221
Energy — 19.7%
Anadarko Petroleum Corp.†	1,116,620	81,323,435
Apache Corp.†	918,431	93,220,746
Cimarex Energy Co.<	560,005	33,253,097
Devon Energy Corp.†	919,895	59,268,835
Occidental Petroleum Corp.†	1,043,998	88,259,591
Transocean, Ltd.*<†	183,386	15,840,883
XTO Energy, Inc.†	672,290	31,718,642
		402,885,229
Financial — 13.4%
Assurant, Inc.†	620,240	21,323,851
Assured Guaranty Ltd.<†	1,763,090	38,735,087
JPMorgan Chase & Co.	478,730	21,423,167
Prudential Financial, Inc.	811,085	49,070,643
SunTrust Banks, Inc.<	1,141,520	30,581,321
Travelers Cos., Inc., The<	855,830	46,163,470
U.S. Bancorp†	735,427	19,032,851
Wells Fargo & Co.	1,520,560	47,319,827
		273,650,217
Health Care — 17.7%
Abbott Laboratories†	1,183,475	62,345,463
Baxter International, Inc.†	640,675	37,287,285
Johnson & Johnson†	612,185	39,914,462
Medtronic, Inc.†	1,590,052	71,600,042
Merck & Co., Inc.	1,144,235	42,737,177
Pfizer, Inc.	3,175,470	54,459,310
UnitedHealth Group, Inc.†	1,632,145	53,322,177
		361,665,916
Industrial — 12.6%
AirTran Holdings, Inc.*†	531,471	2,699,873
Dover Corp.	1,056,055	49,370,571
Fluor Corp.<†	378,245	17,592,175
Illinois Tool Works, Inc.†	806,360	38,189,210
Parker Hannifin Corp.	717,775	46,468,753
Raytheon Co.	575,692	32,883,527
United Technologies Corp.†	977,055	71,921,019
		259,125,128
Information Technology — 7.7%
Alliance Data Systems Corp.*<†	285,330	18,258,267
Cisco Systems, Inc.*†	947,662	24,667,642
Dell, Inc.*	1,883,060	28,264,731
KLA-Tencor Corp.	1,032,018	31,909,996
Microsoft Corp.†	1,843,935	53,971,977
		157,072,613
Utilities — 2.7%
Dominion Resources, Inc.<	1,353,830	55,655,951
Total Common Stocks		1,845,710,060
Repurchase Agreement — 3.6%
BNP Paribas Securities
Corp.,
0.00%, 4/01/10,
Repurchase agreement is
collateralized by various
U.S. Government
Agency securities with a
range of rates from 0%-
5%, and maturities from
7/1/2010 thru
7/13/2037††	73,264,073	73,264,073
Registered Investment Company — 10.1%
JPMorgan Prime Money Market Fund-Capital Shares	207,373,834	207,373,834
Total Investment Securities — 103.9%
(Cost $1,785,145,491)**		$2,126,347,967
Segregated Cash With Brokers — 34.2%		697,866,765
Securities Sold Short — (35.0)%
(Proceeds $522,799,022)		(715,220,792)

Diamond Hill Long-Short Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Fair
Shares	Value
Registered Investment Company — 10.1%

Liabilities In Excess Of Other Assets — (3.1%)	$(63,467,612)
Net Assets — 100.0%	$2,045,526,328

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
<	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2010, was $72,353,086.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $878,456,141.
††	Security position represents collateral for securities loaned with a total market value of $73,264,073.

See accompanying Notes to Schedule of Investments.

Diamond Hill Long-Short Fund
Schedule of Securities Sold Short
March 31, 2010 (Unaudited)

		Fair
	Shares	Value
Common Stocks — 100.0%
Consumer Discretionary — 58.1%
Amazon.com, Inc. *	202,590	$27,497,541
BJ's Wholesale Club, Inc. *	220,587	8,159,513
Brunswick Corp.	827,275	13,211,582
Career Education Corp. *	1,665,939	52,710,310
CarMax, Inc. *	651,970	16,377,486
Chipotle Mexican Grill, Inc. *	84,240	9,491,321
DeVry, Inc.	156,055	10,174,786
Gap, Inc.,The	488,440	11,287,849
Gymboree Corp. *	663,025	34,231,981
J.C. Penney Co., Inc.	268,390	8,634,106
Jo-Ann Stores, Inc. *	323,410	13,576,752
Life Time Fitness, Inc. *	360,724	10,136,344
Macy's, Inc.	1,513,935	32,958,365
MGM Mirage *	3,490,821	41,889,852
NetFlix, Inc. *	143,265	10,564,361
Nordstrom, Inc.	435,965	17,809,170
Royal Caribbean Cruises Ltd. *	1,061,271	35,011,330
Sally Beauty Holdings, Inc. *	1,521,610	13,572,761
Tractor Supply Co.	598,128	34,721,330
Urban Outfitters, Inc. *	363,620	13,828,469
		415,845,209
Consumer Staples — 9.4%
Colgate-Palmolive Co.	218,359	18,617,288
Dean Foods Co. *	923,048	14,482,623
H.J. Heinz Co.	212,238	9,680,175
Kraft Foods, Inc., Class A	816,645	24,695,345
		67,475,431
Financial — 1.6%
Prosperity Bancshares, Inc.	287,385	11,782,785
Health Care — 10.4%
Covance, Inc. *	495,990	30,448,826
Laboratory Corp of America Holdings *	108,859	8,241,715
Omnicare, Inc.	1,258,521	35,603,559
		74,294,100
Industrial — 6.5%
Boeing Co., The	522,635	37,948,527
Werner Enterprises, Inc.	364,910	8,454,965
		46,403,492
Information Technology — 6.9%
Akamai Technologies, Inc. *	627,195	19,700,195
Salesforce.com, Inc. *	398,195	29,645,618
		49,345,813
Materials — 5.5%
Dow Chemical Co.	1,333,830	39,441,353
Telecommunication Services — 1.5%
Sprint Nextel Corp. *	2,798,055	10,632,609
Total Common Stocks Sold Short		715,220,792
Total Securities Sold Short
(Proceeds $522,799,022)		$715,220,792

* Non-dividend expense producing security.

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Long-Short Fund
Schedule of Investments
March 31, 2010 (Unaudited)

		Fair
	Shares	Value
Preferred Stocks — 7.2%
Banking Services — 4.1%
Citizens Funding Trust I, 7.50%	2,610	$42,178
Huntington Bancshares, Inc., 8.50%, Series A†	262	256,760
Regions Financing Trust III, 8.88%	2,861	71,468
Wachovia Preferred Funding Corp., 7.25%, Series A	8,375	194,551
		564,957
Financial Services — 1.6%
Countrywide Capital V, 7.00%†	10,050	225,622
REITs and Real Estate Management — 1.5%
iStar Financial, Inc., 7.80%, Series F	10,387	150,508
LaSalle Hotel Properties, 8.00%, Series E	2,483	59,021
		209,529
Total Preferred Stocks		1,000,108
Common Stocks — 74.6%
Asset Management — 0.4%
Affiliated Managers Group, Inc.*<	720	56,880
Banking Services — 28.3%
Bank of New York Mellon Corp.†	12,619	389,675
BB&T Corp.<	7,981	258,505
City National Corp.<†	1,085	58,557
Comerica, Inc.†	2,200	83,688
First California Financial Group, Inc.*	20,971	55,363
First Financial Holdings, Inc.<	16,135	242,993
First Niagara Financial Group, Inc.<	9,200	130,824
First of Long Island Corp.<	4,420	106,522
Huntington Bancshares, Inc.	39,021	209,543
National Penn Bancshares, Inc.<	33,930	234,117
PNC Financial Services Group, Inc.†	5,979	356,946
Sterling Bancorp	15,330	154,067
SunTrust Banks, Inc.	7,327	196,290
U.S. Bancorp†	17,668	457,248
Wells Fargo & Co.†	26,941	838,404
Wilmington Trust Corp.<	8,465	140,265
		3,913,007
Consumer Financial Services — 1.7%
American Express Co.	3,205	132,238
Discover Financial Services	6,335	94,392
		226,630
Financial Services — 13.1%
Bank of America Corp.	24,165	431,345
JPMorgan Chase & Co.	18,510	828,323
Leucadia National Corp.*<	4,750	117,847
Morgan Stanley†	4,380	128,290
MVC Capital, Inc.<	9,495	128,847
State Street Corp.	3,963	178,890
		1,813,542
Insurance — 28.7%
Alleghany Corp.*	353	102,629
Allstate Corp.†	10,773	348,076
Arch Capital Group Ltd.*	2,636	200,995
Assurant, Inc.†	13,830	475,475
Assured Guaranty Ltd.<	24,225	532,223
First American Corp.<	4,900	165,816
Hanover Insurance Group, Inc., The<†	1,449	63,191
Hartford Financial Services Group, Inc.	4,538	128,970
Horace Mann Educators Corp.<	16,848	253,731
Marsh & McLennan Cos., Inc.<	9,180	224,176
Old Republic International Corp.	37,530	475,880
Prudential Financial, Inc.	7,700	465,850
Travelers Cos., Inc., The	8,485	457,681
United Fire & Casualty Co.†	3,987	71,726
		3,966,419
REITs and Real Estate Management — 2.4%
Mid-America Apartment Communities, Inc. REIT<†	1,076	55,726
Redwood Trust, Inc. REIT<	18,040	278,177
		333,903
Total Common Stocks		10,310,381

Diamond Hill Financial Long-Short Fund
Schedule of Investments
March 31, 2010 (Unaudited)

	Par	Fair
	Value	Value
Corporate Bonds —3.3%
Banking Services —3.3%
AmSouth Bank, 5.20%, 4/1/15	120,000	$111,796
First Horizon National Corp., 4.50%, 5/15/13	250,000	235,633
Zions Bancorp., 7.75%, 9/23/14	105,000	105,905
Total Corporate Bonds		453,334
Repurchase Agreement — 17.9%
BNP Paribas Securities Corp.,
0.00%, 4/01/10,
Repurchase agreement is
collateralized by various U.S.
Government Agency
securities with a range of rates
from 0%-5%, and maturities
from 7/1/2010 thru
7/13/2037††	2,467,281	2,467,281
Registered Investment Company — 10.8%
JPMorgan U.S. Government
Money Market Fund-Capital Shares	1,486,970	1,486,970
Total Investment Securities — 113.8%
(Cost $13,136,778)**		$15,718,074
Segregated Cash With Brokers — 6.7%		931,505
Securities Sold Short — (6.7)%
(Proceeds $871,245)		(919,395)
Liabilities In Excess Of Other Assets — (13.8%)		(1,913,348)
Net Assets — 100.0%		$13,816,836

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
<	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2010, was $2,412,019.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $2,564,167.
††	Security position represents collateral for securities loaned with a total market value of $2,467,281.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Long-Short Fund
Schedule of Securities Sold Short
March 31, 2010 (Unaudited)

		Fair
	Shares	Value
Common Stocks — 100.0%
Banking Services — 93.0%
First Financial Bankshares, Inc.	3,105	$160,063
Hancock Holding Co.	1,225	51,217
Home Bancshares, Inc.	7,380	195,127
M&T Bank Corp.	2,370	188,131
Prosperity Bancshares, Inc.	4,742	194,422
Westamerica Bancorp.	1,145	66,009
		854,969
Capital Markets — 7.0%
KBW, Inc.*	2,395	64,426
Total Securities Sold Short
(Proceeds $871,245)		919,395

* Non-dividend expense producing security.

Diamond Hill Strategic Income Fund
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares/	Fair
	Par Value	Value
Common Stock —0.3%
Real Estate Investment Trusts (REITs) —0.3%
iStar Financial, Inc.*<	94,500	$433,755

	Shares/	Fair
	Par Value	Value
Collateralized Debt Obligations — 0.4%
Alesco Preferred Funding III*†	724,100	82,576
Alesco Preferred Funding Ltd., Series 6A, Class PPNE*†	336,608	62,249
Alesco Preferred Funding Ltd. IV*†	3,373	4,014
Alesco Preferred Funding Ltd. V*†	802	1,003
Alesco Preferred Funding VI PNN*†	621,631	115,549
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2*†	611,948	115,872
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2*†	1,175,564	198,094
Total Collateralized Debt Obligations		579,357

	Shares/	Fair
	Par Value	Value
Preferred Stocks — 3.7%
Countrywide Capital V, 7.00%<	64,600	1,450,270
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A*	21,007	8,403
Innkeepers USA Trust, 8.00%, Series C*	93,250	124,022
National City Capital Trust IV, 8.00%<	45,646	1,175,841
XL Capital Ltd., 10.75%	88,000	2,535,280
Total Preferred Stocks		5,293,816

	Par	Fair
	Value	Value
Corporate Bonds — 88.2%
Consumer Discretionary — 5.0%
Expedia, Inc., 8.50%, 7/1/16^<	$3,000,000	$3,330,000
Expedia, Inc., 7.46%, 8/15/18	1,700,000	1,891,250
Historic TW, Inc., 8.05%, 1/15/16	1,600,000	1,836,800
		7,058,050
Consumer Staples — 6.0%
Del Monte Corp., 6.75%, 2/15/15	4,625,000	4,763,750
Fortune Brands, Inc., 4.88%, 12/1/13<	3,475,000	3,611,081
		8,374,831
Energy — 3.4%
Cimarex Energy Co., 7.13%, 5/1/17	4,640,000	4,732,800
Financial — 45.6%
American Express Co., 7.00%, 3/19/18	1,300,000	1,476,530
AmSouth Bank, Series AI, 5.20%, 4/1/15<	4,490,000	4,265,802
Assurant, Inc., 5.63%, 2/15/14<	1,495,000	1,552,281
CNA Financial Corp., 6.50%, 8/15/16<	5,165,000	5,292,012
Fifth Third Bancorp, 5.45%, 1/15/17	5,575,000	5,512,800
First Horizon National Corp., 4.50%, 5/15/13	1,400,000	1,319,546
First Tennessee Bank NA, 5.05%, 1/15/15	4,280,000	4,095,264
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	1,400,000	1,465,493
Horace Mann Educators Corp., 6.85%, 4/15/16<	3,490,000	3,554,523
iStar Financial, Inc., Series B, 5.70%, 3/1/14	4,275,000	3,398,625
KeyBank NA, 5.45%, 3/3/16	4,895,000	4,812,945
Marsh & McLennan Cos., Inc., 5.75%, 9/15/15	3,000,000	3,176,973
National City Bank, 5.25%, 12/15/16	3,600,000	3,645,389
Nuveen Investments, Inc., 10.50%, 11/15/15<	3,000,000	2,910,000
OneBeacon US Holdings, Inc., 5.88%, 5/15/13	2,800,000	2,881,808

Diamond Hill Strategic Income Fund
Schedule of Investments
March 31, 2010 (Unaudited)

	Par	Fair
	Value	Value
Financial (continued)
Prudential Financial, Inc., Series B MTN, 5.10%, 9/20/14<	$4,720,000	$4,988,086
Transatlantic Holdings, Inc., 5.75%, 12/14/15	5,075,000	5,177,972
Zions Bancorp., 7.75%, 9/23/14<	4,380,000	4,417,756
		63,943,805
Industrial — 8.4%
BE Aerospace, Inc., 8.50%, 7/1/18<	4,620,000	4,931,850
ITT Corp., 7.50%, 7/1/11	40,000	40,120
Kansas City Southern de Mexico SA de CV, 7.38%, 6/1/14<	4,655,000	4,712,412
Trinity Industries, Inc., 6.50%, 3/15/14	1,980,000	2,012,175
		11,696,557
Information Technology — 7.3%
KLA-Tencor Corp., 6.90%, 5/1/18<	4,478,000	4,857,618
National Semiconductor Corp., 6.60%, 6/15/17	4,975,000	5,401,507
		10,259,125
Materials — 3.9%
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	5,050,000	5,498,187
Utilities — 8.6%
CenterPoint Energy, Inc., 5.95%, 2/1/17	2,525,000	2,612,870
Dominion Resources, Inc., Series C, 5.15%, 7/15/15	2,500,000	2,683,280
Energy Transfer Partners LP, 5.95%, 2/1/15<	1,700,000	1,846,996
Enterprise Products Operating LLC, Series O, 9.75%, 1/31/14<	1,450,000	1,760,728
NuStar Pipeline Operating Partnership LP, 7.75%, 2/15/12	1,700,000	1,800,582
Source Gas LLC, 5.90%, 4/1/17	1,500,000	1,383,297
		12,087,753
Total Corporate Bonds		123,651,108
Repurchase Agreement — 11.2%
BNP Paribas Securities Corp.,
0.00%, 4/01/10,
Repurchase agreement is
collateralized by various
U.S. Government Agency
securities with a range of
rates from 0%-5%, and
maturities from 7/1/2010
thru 7/13/2037††	15,687,144	15,687,144
Registered Investment Company — 6.5%
JPMorgan U.S. Government Money Market Fund- Capital Shares	9,065,354	9,065,354
Total Investment Securities — 110.3%
(Cost $150,431,266)**		154,710,534
Liabilities In Excess Of Other Assets — (10.3%)		(14,488,331)
Net Assets — 100.0%		$140,222,203

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
<	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2010, was $15,381,778.
†	Restricted and illiquid securities valued at fair value and not registered under the Securities Act of 1933:

				Value as
	Acquisition	Current		a % of
	Date	Cost	Value	Net Assets
Alesco Preferred Funding III	March-05	$724,100	$82,576	0.1%
Alesco Preferred Funding Ltd.,
Series 6A, Class PPNE	May-05	336,608	62,249	0.0%
Alesco Preferred Funding Ltd. IV	May-05	337,337	4,014	0.0%
Alesco Preferred Funding Ltd. V	October-04	80,180	1,003	0.0%
Alesco Preferred Funding VI PNN	March-05	621,631	115,549	0.1%
Fort Sheridan ABS CDO Ltd.,
Series 2005-1A, Class PPN2	March-05	509,743	115,872	0.1%
Taberna Preferred Funding Ltd.,
Series 2005-1A, Class PPN2	March-05	1,035,446	198,094	0.1%
		3,645,045	579,357	0.4%

Diamond Hill Strategic Income Fund
Schedule of Investments
March 31, 2010 (Unaudited)

††	Security position represents collateral for securities loaned with a total market value of $15,687,144.
^	Restricted securities not registered under the Securities Act of 1933 are as follows:

				Value as
	Acquisition	Current		a % of
	Date	Cost	Value	Net Assets
Expedia, Inc.	October-08	$2,585,984	$3,330,000	2.4%

See accompanying Notes to Schedule of Investments.

Diamond Hill Funds
Notes to Schedule of Investments
March 31, 2010 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company. Each Fund is a diversified series of the Trust.

The Funds offer three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price except for Strategic Income Fund which is 3.50%. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other investment companies are valued at their reported net asset value. Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Approximately 0.4% of the Strategic Income Fund’s net assets are being valued using estimates provided by the Fair Value Committee. The Fair Value Committee relied heavily upon analysis of the fund’s portfolio manager in the absence of readily ascertainable market values. These values may differ from the values that would have been used had a ready market for these securities existed, and the differences could be material.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 –other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 –significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Diamond Hill Funds
Notes to Schedule of Investments
March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2010:

		Level 2
	Level 1	Other Significant
	Quoted prices	Observable Inputs
(Assets)
Investments in Securities:
Diamond Hill Small Cap Fund
Common Stocks*	$524,582,045	$–
Registered Investment Companies	108,926,339	–
Repurchase Agreements	–	121,021,140
Total	633,508,384	121,021,140
Diamond Hill Small-Mid Cap Fund
Common Stocks*	$37,230,002	$–
Registered Investment Companies	8,112,329	–
Repurchase Agreements	–	7,752,312
Total	45,342,331	7,752,312
Diamond Hill Large Cap Fund
Common Stocks*	$765,613,621	$–
Registered Investment Companies	87,694,037	–
Repurchase Agreements	–	40,515,310
Total	853,307,658	40,515,310
Diamond Hill Select Fund
Common Stocks*	$30,921,133	$–
Registered Investment Companies	4,155,742	–
Repurchase Agreements	–	3,458,522
Total	35,076,875	3,458,522
Diamond Hill Long-Short Fund
Common Stocks*	$1,845,710,060	$–
Registered Investment Companies	207,373,834	–
Repurchase Agreements	–	73,264,073
Total	2,053,083,894	73,264,073
Investment in Securities Sold Short
Common Stocks	$(715,220,792)	$–
Total Liabilities	(715,220,792)	–
Total	$1,337,863,102	73,264,073

Diamond Hill Funds
Notes to Schedule of Investments
March 31, 2010 (Unaudited)

		Level 2
	Level 1	Other Significant
	Quoted prices	Observable Inputs
Diamond Hill Financial Long-Short Fund
Common Stocks*	$10,310,381	$–
Corporate Bonds	–	453,334
Preferred Stocks	–	1,000,108
Registered Investment Companies	1,486,970	–
Repurchase Agreements	–	2,467,281
Total	11,797,351	3,920,723
Investment in Securities Sold Short
Common Stocks	$(919,395)	$–
Total	$10,877,956	3,920,723
Diamond Hill Strategic Income Fund
Collateralized Debt Obligations	$–	$579,357
Common Stocks*	433,755	–
Corporate Bonds	–	123,651,108
Preferred Stocks	–	5,293,816
Registered Investment Companies	9,065,354	–
Repurchase Agreements	–	15,687,144
Total Assets	9,499,109	145,211,425

The Funds had no Level 3 securities at March 31, 2010.

*See Schedule of Investments for industry classification.

Short sales — The Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls.

Securities Lending — Under the terms of the securities lending agreement with JPMorgan Chase Bank N.A.

(“JPMorgan”), JPMorgan is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, net securities lending income shall first be solely paid as credits and offset against costs and other charges incurred by each Fund with JPMorgan. Any remaining securities lending revenue is then paid to the Funds as securities lending income.

Diamond Hill Funds
Notes to Schedule of Investments
March 31, 2010 (Unaudited)

As of March 31, 2010, the value of securities loaned and the collateral held were as follows:
	Market Value	Value of
	of Securities Loaned	Collateral Received
Small Cap Fund	$116,968,056	$121,021,140
Small Mid-Cap Fund	7,511,333	7,752,312
Large Cap Fund	39,766,275	40,515,310
Select Fund	3,386,706	3,458,522
Long-Short Fund	72,353,086	73,264,073
Financial Long-Short-Fund	2,412,019	2,467,281
Strategic Income Fund	15,381,778	15,687,144

Security transactions — Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method.

Federal tax information — As of March 31, 2010, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Small Cap Fund	$ 684,240,004	$ 95,580, 119	$ (25,290,599)	$ 70,289,520
Small Mid-Cap Fund	47,737,016	6,687,266	(1,329,639)	5,357,627
Large Cap Fund	786,313,785	110,269,457	(2,760,274)	107,509,183
Select Fund	34,803,801	4,279,050	(547,454)	3,731,596
Long-Short Fund	1,790,555,219	353,229,909	(17,437,161)	335,792,748
Financial Long-Short Fund	13,342,308	2,546,220	(170,454)	2,375,766
Strategic Income Fund	150,431,266	13,691,775	(9,412,507)	4,279,268

Subsequent events — The Funds evaluated subsequent events from March 31, 2010, the date of this report, through May 26, 2010, the date this report was issued and available. There were no subsequent events to report that would have a material impact on this report.

Diamond Hill Funds
Controls and Procedures
March 31, 2010 (Unaudited)

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Diamond Hill Funds

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date: May 26, 2010

By (Signature and Title)

/s/ Gary R. Young
Gary R. Young
Treasurer

Date: May 26, 2010